Stockholders' Equity and Stock Options	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stockholders' Equity and Stock Options
Stockholders’ Equity and Stock Options
(Share amounts not in millions)
The Company’s equity consists of one thousand shares of authorized, issued and outstanding common stock.
In October 2012, the Parent’s Board of Directors adopted the 2012 Stock Incentive Plan (the “Plan”) under which an aggregate of 150,000 shares of the Parent’s common stock was reserved for issuance. The Plan provides for employees of the Company to participate in the plan and provides that the options or stock purchase rights have a term of ten years and vest equally over four years at a rate of 20% with 20% of the options being vested at the date of grant for all options except the Strategic grants which vest 100% after five years. All options of the Strategic Plan issued prior to 2010 vest upon a change of control. All other options vest in 20% tranches from the date of issuance upon a change of control.
These options have an assumed forfeiture rate ranging from 5.7%-14.8% for 2015 and 2014.
Stock Option Plans
The fair value of the options granted is estimated using the Black-Scholes option pricing model using the following assumptions:

	2015	2014	2013
Average expected term (years)	6.9	6.0	6.0
Risk-free interest rate	1.76% - 1.93%	1.83% - 2.10%	0.93%
Expected volatility	30.0%	30.0%	20.0%

Since the Company does not have any historical exercise data that is indicative of expected future exercise performance, it has elected to use the “simplified method” to estimate the options expected term by taking the average of each vesting-tranche and the contractual term. The Company used the average weekly historical volatility for public companies in the solid waste sector to estimate historical volatility used in the Black-Scholes model. The risk-free rate used was based on the US Treasury security rate estimated for the expected term of the option at the date of grant. The Company has applied a discount for lack of marketability ranging from 9% to 10% for shares issued in 2015, 2014 and 2013, to the option value as the shares being valued are privately held and not readily marketable. No dividends are expected to issued.

Annual Stock Options
A summary of the Annual Stock Options and Senior Management Stock Options outstanding for the year ended December 31, 2015 (in millions, except share and per share amounts) is as follows:

	Number of Shares	Weighted - Average Exercise Price	Weighted - Average Remaining Contractual Term
Outstanding at January 1, 2015	38,928	$659
Granted	4,750	896
Exercised	(117)	409
Expired or forfeited	(1,925)	676
Outstanding at December 31, 2015	41,636	686	6.08
Exercisable at December 31, 2015	30,667	$628	5.45

The weighted-average grant-date fair value of options granted per share was $291, $268 and $268 during 2015, 2014, and 2013, respectively. The total fair value of options vested was $1.0, $1.6 and $1.8 during fiscal 2015, 2014, and 2013, respectively. The intrinsic value of the options outstanding at December 31, 2015 was approximately $8.8. The intrinsic value of options exercised during fiscal 2015 was $0.1.
Strategic Stock Options
A summary of the Strategic Stock Options for the year ended December 31, 2015 (in millions, except share and per share amounts) is as follows:

	Number of Shares	Weighted - Average Exercise Price	Weighted - Average Remaining Contractual Term
Outstanding at January 1, 2015	39,728	$572
Granted	6,410	896
Exercised	(715)	409
Expired or forfeited	(4,085)	767
Outstanding at December 31, 2015	41,338	$606	4.79
Exercisable at December 31, 2015	21,608	$412	2.15

The weighted-average grant-date fair value of options granted per share was $331, $306 and $272 during fiscal 2015, 2014 and 2013, respectively. The intrinsic value of the options outstanding at December 31, 2015 was approximately $12.1. The intrinsic value of options exercised during fiscal 2015 was $0.3.
Compensation Expense
Compensation expense is recognized ratably over the vesting period for those awards that the Company expects to vest. For fiscal 2015, 2014 and 2013, the Company recognized share-based compensation expense as a component of selling, general and administrative expenses of $3.1, $4.5 and $4.6, respectively. As of December 31, 2015, the Company estimates that a total of approximately $3.2 of currently unrecognized compensation expense will be recognized over a weighted average period of approximately three years for unvested options issued and outstanding.